FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	₽ 416,548	₽ 362,144
Less current portion	(262,767)	(224,862)
Total financial assets, non-current	153,781	137,282
Total financial liabilities	977,850	914,584
Less current portion	(469,701)	(413,990)
Total financial liabilities, non-current	508,149	500,594
Financial liabilities at amortised cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	902,783	838,016
Fair value through profit or loss
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	6,450	383
Trade and other payables
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	67,166	72,078
Accounts payable, related parties
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	1,451	4,107
Bank and other loans | Financial liabilities at amortised cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	290,211	270,143
Bank deposits and liabilities | Financial liabilities at amortised cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	273,141	221,368
Notes | Financial liabilities at amortised cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	195,929	191,996
Lease obligations | Financial liabilities at amortised cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	143,502	154,509
Call and put options | Fair value through profit or loss
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	2,780
Securities (notes, shares and other) | Fair value through profit or loss
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	2,450
Other financial liabilities at fair value:
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	909,233	838,399
Contingent consideration and other liabilities | Fair value through profit or loss
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial liabilities	1,220	383
At FVTPL
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	27,451	55,158
At FVTPL | Call and put options
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	112	112
At fair value through other comprehensive income
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	22,394
At amortized cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	245,943	219,314
Cash and Cash equivalents
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	78,292	40,590
Trade and other receivables
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	38,058	39,795
Accounts receivable, related parties
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	4,410	7,287
Other financial assets
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	295,788	274,472
Deposits and loans issued | At amortized cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	238,816	208,018
Notes | At amortized cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	3,096	9,158
Other | At amortized cost
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	4,031	2,138
Securities (notes, shares and other) | At FVTPL
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	23,815	46,780
Investment in equity | At FVTPL
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	2,208	1,228
Derivative instruments | At FVTPL
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	761	4,627
Contingent consideration | At FVTPL
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	473	1,867
Embedded derivatives in a lease agreement | At FVTPL
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	82	434
Currency forwards, swaps and options not designated as hedges | At FVTPL
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets		₽ 110
Notes | At fair value through other comprehensive income
FAIR VALUE OF FINANCIAL INSTRUMENTS
Total financial assets	₽ 22,394